Right-of-use assets and lease liabilities - Amounts recognized in the statement of financial position (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right of use assets and lease liabilities
Right of use assets, beginning balance	kr 85,632
Depreciation expense	(13,524)	kr (8,818)
Right of use assets, ending balance	127,998	85,632
Lease liabilities, beginning balance	85,760	10,048
Additions due to business combinations, cf note 29	14,046	0
Additions	43,151	83,521
Accretion of interest	2,763	621
Payments	(14,098)	(8,430)
Currency translation	(1,503)	0
Lease liabilities, ending balance	130,119	85,760
Current	14,072	7,692
Non-current	116,047	78,068
The following are the amounts recognised in income statement:
Depreciation expense of right-of-use assets	13,524	8,818
Interest expense on lease liabilities	2,763	621
Total amount recognised in profit and loss	(16,287)	(9,439)
Cashflow	(14,098)	(8,430)
Depreciation for the financial year has been charged as:
Research and development expenses	(10,001)	(7,583)
Administrative expenses	(3,523)	(1,235)
Sale and marketing expenses	0	0
Total	(13,524)	(8,818)
Buildings
Right of use assets and lease liabilities
Right of use assets, beginning balance	84,148	7,750
Additions due to business combination, cf note 29	14,299
Additions	42,725	84,122
Retirements	(6,035)
Reversal of depreciations	6,035
Depreciation expense	(12,779)	(7,724)
Currency translation	(1,572)
Right of use assets, ending balance	126,821	84,148
The following are the amounts recognised in income statement:
Depreciation expense of right-of-use assets	12,779	7,724
Depreciation for the financial year has been charged as:
Total	(12,779)	(7,724)
Office fixtures and fittings
Right of use assets and lease liabilities
Right of use assets, beginning balance	1,484	2,298
Additions due to business combination, cf note 29	0
Additions	581	280
Retirements	(144)
Reversal of depreciations	0
Depreciation expense	(744)	(1,094)
Currency translation	0
Right of use assets, ending balance	1,177	1,484
The following are the amounts recognised in income statement:
Depreciation expense of right-of-use assets	744	1,094
Depreciation for the financial year has been charged as:
Total	kr (744)	kr (1,094)